DEPOSITS	12 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
DEPOSITS

NOTE 14 – DEPOSITS

            The Bank does not have any foreign offices and all deposits are serviced in its 17 domestic offices.  Maturities of time deposits of $100 or more at December 31, 2011 and 2010 are as follows (dollars in thousands):

	2011	2010

Under 3 months	$31,221	$35,163
3 to 12 months	52,729	54,769
Over 12 months	24,972	17,493

Total	$108,922	$107,425

The following table presents maturities of interest-bearing deposits as of December 31, 2011 (dollars in thousands):

Interest bearing transaction accounts	$ 470,839
2012	191,681
2013	13,801
2014	8,882
2015	12,774
2016	14,437
Thereafter	13
Total	$ 712,427